N-2	Jul. 13, 2023
Cover [Abstract]
Entity Central Index Key	0001006281
Amendment Flag	false
Securities Act File Number	001-33357
Document Type	8-K
Entity Registrant Name	Protalix BioTherapeutics, Inc.
Entity Address, Address Line One	2 University Plaza
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Hackensack
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07601
City Area Code	201
Local Phone Number	696-9345
Entity Emerging Growth Company	false